ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
Schedule of Accounts receivable, net

	As of
	December 31, 2025	June 30, 2026
	$US	$US
		(Unaudited)
Accounts receivables	16,111,717	15,785,944
Less: provision for credit loss	137,041	141,243
Total accounts receivable, net	15,974,676	15,644,701

Schedule of provision for credit losses

	As of
	December 31, 2025	June 30, 2026
	$US	$US
		(Unaudited)
Balance at the beginning of the period	18,431	137,041
Provision for the period	116,036	—
Write-off of credit loss	(1,152)	—
Foreign currency translation adjustment	3,726	4,202
Balance at the end of the period	137,041	141,243